Average Annual Total Returns - R6 Shares - JPMorgan New York Tax Free Bond Fund	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS NEW YORK INTERMEDIATE (1-17 YEAR) MATURITIES INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS NEW YORK INTERMEDIATE (1-17 YEAR) MATURITIES INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS NEW YORK INTERMEDIATE (1-17 YEAR) MATURITIES INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	3.88%	2.72%	3.21%	3.88%	2.71%	3.14%	3.16%	2.71%	3.17%	3.93%	3.11%	3.61%